Reclamation and closure cost obligations - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
RECLAMATION AND CLOSURE COST OBLIGATIONS
Discount rate applied to cash flow projections	3.30%	3.00%
Description of inflation rates applied to cash flow projections	1.80%	1.60%
Letters Of Credit
RECLAMATION AND CLOSURE COST OBLIGATIONS
Exposure to credit risk on loan commitments and financial guarantee contracts	$ 23.3	$ 26.7
Surety Bonds
RECLAMATION AND CLOSURE COST OBLIGATIONS
Exposure to credit risk on loan commitments and financial guarantee contracts	$ 134.4	$ 146.2